PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, weighted average capitalised interest rate	4.30%	3.40%
Adjustment to cost and accumulated depreciation	$ 1,209	$ 1,157